Other Comprehensive Income (Loss) - Schedule of Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net income (loss) attributable to Apergy	$ 25,263	$ 60,194	$ 18,421	$ 18,754	$ 13,269	$ 3,769	$ (2,503)	$ (10,872)	$ (3,036)	$ 71,989	$ 50,444	$ 110,638	$ (12,642)	$ 51,698
Other comprehensive income (loss)	(76)		5,370							(8,376)	7,094	7,214	1,065	(11,960)
Comprehensive income (loss)	$ 25,187		$ 23,791							$ 63,613	$ 57,538	$ 117,852	$ (11,577)	$ 39,738